Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Commissions related party	$ 1,650,020	$ 1,577,594
Related Party
Commissions related party	350,706	352,539
Vessels operating expenses related party	470,202	421,712
Dry-docking expenses related party	123,840	109,248
General and administrative expenses related party	2,031,563	3,770,111
Vessel sale & purchase commissions related party	745,000	0
Interest income related party	$ 0	$ 381,326